Loans and borrowings - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 USD ($)	Feb. 10, 2025 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Aug. 18, 2023 SGD ($)	Jun. 25, 2021 SGD ($)
Disclosure of detailed information about borrowings [line items]
Number of shares issued and fully paid | shares	40,858,290	40,858,290			40,858,290	40,858,290
DBS Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility								$ 30.0
Ownership interest in the entity, percentage	76.40%
DBS Bank Ltd [member] | Hong Leong Asia Limited [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage	35.00%
DBS Bank Ltd [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 400.0
DBS Bank Ltd [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank	$ 30.0
Consolidated tangible net worth ratio	1.0 times
Credit facility with MUFG Singapore Branch [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage	76.40%
Refinancing of unsecured multi-currency revolving credit facility							$ 30.0
Number of shares issued and fully paid | shares	7,290,000	7,290,000
Credit facility with MUFG Singapore Branch [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 120.0
Credit facility with MUFG Singapore Branch [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank	$ 30.0
Consolidated tangible net worth ratio	2.0 times
Sumitomo branch [Member] | Uncommitted and unsecured multi currency short term revolving credit facility agreement [Member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility				$ 30.0
Number of shares issued and fully paid | shares				7,290,000
Sumitomo branch [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		200.0	$ 200.0
Sumitomo branch [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank		$ 30.0
Consolidated tangible net worth ratio	2.0 times